Derivatives Not Designated as Hedging Instruments Contract Amount (Detail) (Not Designated as Hedging Instrument, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	¥ 90,312	¥ 55,898
Interest rate swap agreements
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	4,500
Foreign exchange forward contracts
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	474	842
Foreign currency option contracts
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	¥ 85,338	¥ 55,056